General - Summary of Ordinary Shares Repurchased (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	May. 31, 2016	Mar. 31, 2016	May. 31, 2016	Apr. 30, 2016	Dec. 31, 2013
General [Line Items]
Period		March 17, 2016 - March 31, 2016
Total Number of Shares Purchased		67,339			1,959,514
Average Price Paid per Share		$ 140.30			$ 97.50
10b5-1 Program [Member]
General [Line Items]
Total Number of Shares Purchased		67,339
Subsequent Event [Member]
General [Line Items]
Period			May 1, 2016 - May 31, 2016	April 1, 2016 - April 30, 2016
Total Number of Shares Purchased	737,328		552,474	117,515
Average Price Paid per Share	$ 136.41		$ 134.86	$ 141.46
Dollar Value of Shares that May Yet Be Purchased Under the Program	$ 149,422		$ 149,422
Subsequent Event [Member] | 10b5-1 Program [Member]
General [Line Items]
Total Number of Shares Purchased	737,328		737,328	184,854